Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2021	$ 45,000		$ 155,024	$ 1,082,642	$ (21,433)	$ 1,261,233		$ 1,261,233
Balance, shares at Sep. 30, 2021	2,500,035
Net income (loss)				3,602,365		3,602,365		3,602,365
Shares issued from IPO (net of offering costs of $2,730,674)	$ 6,047		18,763,279			18,769,326		18,769,326
Shares issued from IPO (net of offering costs of $2,730,674), shares	335,938
Foreign currency translation income					(585,619)	(585,619)		(585,619)
Balance at Sep. 30, 2022	$ 51,047		18,918,303	4,685,007	(607,052)	23,047,305		23,047,305
Balance, shares at Sep. 30, 2022	2,835,973
Net income (loss)				2,148,236		2,148,236	311,497	2,459,733
Foreign currency translation income					(223,726)	(223,726)	(21,790)	(245,516)
Shares issued for equity financing	$ 10,125		11,756,685			11,766,810		11,766,810
Shares issued for equity financing, shares	562,500
Shares issued for acquisition of subsidiaries	$ 19,699		51,227,817	2,038,964	(231,180)	53,055,300	50,974,700	104,030,000
Shares issued for acquisition of subsidiaries, shares	1,094,375
Balance at Sep. 30, 2023	$ 80,871		81,902,805	8,872,207	(1,061,958)	89,793,925	51,264,407	141,058,332
Balance, shares at Sep. 30, 2023	4,492,848
Net income (loss)				(101,306,959)		(101,306,959)	(11,871,038)	(113,177,997)
Foreign currency translation income					4,746,082	4,746,082	352,569	5,098,651
Shares issued for equity financing	$ 135		(177,556)			(177,421)		(177,421)
Shares issued for equity financing, shares	7,499
Restructure to Class B shares	$ (14,400)	$ 14,400
Restructure to Class B shares, shares	(800,000)	800,000
Shares issued for R&D expense	$ 457,059		76,330,466			76,787,525		76,787,525
Shares issued for R&D expense, shares	25,392,188
Balance at Sep. 30, 2024	$ 523,665	$ 14,400	$ 158,055,715	$ (92,434,752)	$ 3,684,124	$ 69,843,152	$ 39,745,938	$ 109,589,090
Balance, shares at Sep. 30, 2024	29,092,535	800,000